Retirement and Pension Plans	12 Months Ended
May 31, 2013
Compensation and Retirement Disclosure [Abstract]
Retirement and Pension Plans
Retirement and Pension Plans.
The Company has a defined contribution profit sharing plan which covers substantially all of the employees, or team members, within the continental U.S. and allows participants to make contributions by salary reduction pursuant to Section 401(k) of the Internal Revenue Code. The Company currently matches 100% of the team member’s contribution, up to a maximum amount equal to 6% of the team member’s compensation. The amounts expensed under this profit sharing plan for the years ended May 31, 2013, 2012 and 2011 were $12.7 million, $11.6 million and $10.9 million, respectively.
The Company’s European executive officers in certain countries were eligible to participate in Europe’s defined contribution plan. Each year, in the Company’s sole discretion, the Company may contribute a percentage of employees’ pensionable salaries based on their age at January 1. The amounts expensed under this profit sharing plan for the years ended May 31, 2013, 2012 and 2011 were $8.0 million, $7.2 million and $6.9 million, respectively.
The Company sponsors various retirement and pension plans, including defined benefit plans, for some of its foreign operations. Many foreign employees are covered by government sponsored programs for which the direct cost to the Company is not significant. Retirement plan benefits are primarily based on the employee’s compensation during the last several years before retirement and the employee’s number of years of service for the Company. Some foreign subsidiaries have plans under which funds are deposited with trustees, annuities are purchased under group contracts or reserves are provided. The Company used May 31, 2013, 2012 and 2011 as the measurement date for the foreign pension plans.
Net periodic benefit costs for the Company’s defined benefit plans include the following components:

(in millions)	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Net periodic benefit costs:
Service costs	$2.9	$0.6	$0.8
Interest costs	6.1	6.3	6.8
Expected return on plan assets	(5.1)	(5.6)	(5.1)
Recognized actuarial losses	2.7	1.6	1.1
Net periodic benefit costs:	$6.6	$2.9	$3.6

The following table sets forth information related to the benefit obligation and the fair value of plan assets at May 31, 2013 and 2012 for the Company’s defined benefit retirement plans. The Company maintains no post-retirement medical or other post-retirement plans in the United States.

(in millions)	May 31, 2013	May 31, 2012
Change in Benefit Obligation
Projected benefit obligation—beginning of year	$128.1	$125.3
Service costs	2.9	0.6
Interest costs	6.1	6.3
Plan participant contribution	0.4	—
Actuarial (gains)/losses	20.1	10.2
Benefits paid from plan	(4.2)	(5.2)
Net transfer in	16.6	—
Effect of exchange rates	(2.5)	(9.1)
Projected benefit obligation—end of year	$167.5	$128.1
Accumulated benefit obligation	$165.1	$127.2
Change in Plan Assets
Plan assets at fair value—beginning of year	$108.7	$104.1
Actual return on plan assets	15.5	10.2
Company contribution	7.6	6.3
Plan participant contribution	0.4	—
Benefits paid from plan	(4.0)	(5.0)
Net transfer in	12.1	—
Effect of exchange rates	(2.7)	(6.9)
Plan assets at fair value—end of year	$137.6	$108.7
Unfunded status at end of year	$29.9	$19.4

Amounts recognized in the Company’s consolidated balance sheets consist of the following:

(in millions)	May 31, 2013	May 31, 2012
Deferred income tax asset	$9.5	$6.3
Employee related obligations	29.9	19.4
Other comprehensive income (loss)	(10.0)	(3.0)

Year Ended May 31, 2014
Amounts expected to be recognized in Net Periodic Cost in the coming year for the Company’s defined benefit retirement plans (in millions)
Amortization of net actuarial losses	$4.6

The weighted-average assumptions in the following table represent the rates used to develop the actuarial present value of the projected benefit obligation for periods presented and also the net periodic benefit cost for the following years.

	Year Ended May 31, 2013	Year Ended May 31, 2012	Year Ended May 31, 2011
Discount rate	4.00%	4.57%	5.50%
Expected long-term rate of return on plan assets	4.20%	4.51%	5.57%
Rate increase in compensation levels	2.70%	2.58%	2.89%

The projected future benefit payments from the Company’s defined benefit retirement plans are $3.9 million for fiscal 2014, $4.6 million for fiscal 2015, $4.3 million for fiscal 2016, $4.5 million for fiscal 2017, $4.7 million for fiscal 2018 and $29.6 million for fiscal 2019 to 2023. The Company expects to pay $3.9 million into the plans during fiscal 2014. In certain countries, the funding of pension plans is not a common practice. Consequently, the Company has several pension plans which are not funded.
The Company’s retirement plan asset allocation at May 31, 2013 was 45% to debt securities, 31% to equity securities, and 24% to other. The Company’s retirement plan asset allocation at May 31, 2012 was 48% to debt securities, 40% to equity securities, and 12% to other.
Strategic asset allocations are determined by country, based on the nature of the liabilities and considering demographic composition of the plan participants (average age, years of service and active versus retiree status). The Company’s plans are considered non-mature plans and the long-term strategic asset allocations are consistent with these types of plans. Emphasis is placed on diversifying on a broad basis combined with currency matching the fixed income assets.